Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Subject to Possible to Redemption - Common Stock Subject to Possible Redemption [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2008
Schedule of Common Stock Subject to Possible to Redemption [Line Items]
Gross proceeds			$ 69,000,000
Less:
Proceeds allocated to Public Warrants		$ (43,470)	(43,470)
Proceeds allocated to Public Rights		(3,283,710)	(3,283,710)
Proceeds allocated to over-allotment option			(11,135)
Common stock issuance cost		(4,376,044)	(4,376,044)
Plus:
Remeasurement of carrying value to redemption value	$ 1,970,693	7,714,359	7,714,359
Common stock subject to possible redemption, December 31, 2023	$ 70,970,693	$ 69,000,000	$ 69,000,000